As filed with the Securities and Exchange Commission on June 18, 2024
Registration Nos. 333-176870; 811-07772

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 23	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 158	☒

MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C
(Exact Name of Registrant)

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)
One Sammons Plaza, Sioux Falls, SD 57193
(Address of Depositor’s Principal Executive Offices)
1-605-335-5700
(Depositor’s Telephone Number)
Brett Agnew
Senior Vice President and Deputy General Counsel
Midland National Life Insurance Company
Sammons Financial Group
8300 Mills Civic Parkway
West Des Moines, IA 50266
(Name and Address of Agent for Service)

Approximate date of proposed public offering: Continuous
It is proposed that this filing will become effective (check appropriate box):
☒    immediately upon filing to paragraph (b) of Rule 485
If appropriate, check the following box:
☐    this post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

Explanatory Note
This Post-Effective Amendment No. 23 (the “Amendment”) to the Registration Statement on Form N-4 (File No. 333-176870) is being filed solely for the purpose of updating the information in Appendix A to the Prospectus dated May 1, 2024 as reflected in the supplement included herein. Accordingly, the Amendment consists only of the facing page, this explanatory note, a supplement to the Prospectus, an updated Part C, and the signature pages to the Registration Statement. The Amendment incorporates by reference the Prospectus and Statement of Additional Information, each dated May 1, 2024, included in Post-Effective Amendment No. 22 to the Registration Statement filed on April 19, 2024, including any additional supplements to the Registration Statement filed thereafter pursuant to Rule 497(e) under the Securities Act of 1933. The Amendment is not intended to amend or delete any part of the Registration Statement other than as set forth herein.

LiveWell Variable Annuity
issued by: Midland National® Life Insurance Company
through the Midland National Life Separate Account C

Supplement dated June 18, 2024 to the Prospectus, the Initial Summary Prospectus, and the Updating Summary Prospectus, each dated May 1, 2024

This Supplement describes important changes that are being made to the investment options available under your Contract. Please read this Supplement carefully and retain it with your Prospectus or Summary Prospectus for future reference.

Portfolio Re-Opening
Effective August 1, 2024, the Fidelity® VIP Value Strategies Service 2 Portfolio, which was closed to new investment allocations, will resume accepting new investment allocations.

The following information about the Fidelity® VIP Value Strategies Service 2 Portfolio is hereby added to the appendix to the Initial Summary Prospectus:

Type	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1-Year Return	5-Year Return	10-Year Return
Growth	Fidelity® VIP Value Strategies Service 2 Fidelity Investments	0.85%	20.61%	16.63%	9.10%

Additional Investment Options
Effective August 1, 2024, the following new investment options will be available under the Contract:

Type	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1-Year Return	5-Year Return	10-Year Return
Large Growth	Janus Henderson VIT Forty Svc Janus Henderson	0.80%	39.65%	16.64%	13.45%
Mid-Cap Growth	LVIP American Century Cap Apprec Svc[1] Lincoln Financial	0.94%	20.55%	13.09%	9.19%
World Stock	PIMCO VIT StocksPLUS® Global Port Adv[1] PIMCO	0.91%	22.84%	11.41%	6.43%
Large Blend	Putnam VT Core Equity IB Franklin Templeton Investments	0.95%	28.08%	16.90%	11.95%
Emerging Markets	Putnam VT Emerging Markets Equity Fd IB1 Franklin Templeton Investments	1.34%	11.39%	4.35%	1.87%
Foreign Large Blend	Putnam VT Focused Intl Eq IB1 Franklin Templeton Investments	1.07%	19.25%	8.88%	5.66%
Asset Allocation	Putnam VT George Putnam Balanced IB Franklin Templeton Investments	0.92%	19.90%	10.43%	8.03%
Asset Allocation	Putnam VT Global Asset Allocation IB1 Franklin Templeton Investments	1.11%	17.48%	8.14%	6.35%
Health	Putnam VT Global Health Care IB Franklin Templeton Investments	1.01%	9.13%	13.48%	10.15%
High Yield Bond	Putnam VT High Yield IB Franklin Templeton Investments	1.00%	12.13%	4.60%	3.62%
Foreign Large Blend	Putnam VT International Equity IB Franklin Templeton Investments	1.10%	18.51%	9.05%	3.70%
Foreign Large Value	Putnam VT International Value IB Franklin Templeton Investments	1.13%	18.68%	9.70%	3.88%
Large Growth	Putnam VT Large Cap Growth IB Franklin Templeton Investments	0.90%	44.47%	18.49%	14.40%

Large Value	Putnam VT Large Cap Value IB Franklin Templeton Investments	0.82%	15.67%	14.50%	10.26%
Large Blend	Putnam VT Research IB Franklin Templeton Investments	0.99%	28.86%	16.15%	11.95%
Small Company	Putnam VT Small Cap Growth IB Franklin Templeton Investments	1.14%	23.14%	15.44%	8.10%
Small Company	Putnam VT Small Cap Value IB Franklin Templeton Investments	1.03%	23.75%	14.17%	7.81%

1 This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.

Corresponding changes are hereby made throughout the Prospectus, Initial Summary Prospectus, and Updating Summary Prospectus.
*        *                        *

If you have any questions, please call the Customer Service Center toll-free at 1-866-747-3421, or write the Customer Service Center at: Midland National Life Insurance Company, PO Box 9261 Des Moines, IA 50306-9261.

More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.srslivewell.com/prospectus. You can also request this information at no cost by calling 1-866-747-3421 or by sending an email request to SecuritiesPI@sfgmembers.com.
Please retain this supplement for future reference.

Part C
OTHER INFORMATION
Item 27. Exhibits:

(a)	Resolution of the Board of Directors of Midland National Life Insurance Company authorizing establishment of Separate Account C (2)

(b)	Not Applicable

(c)	(1)	Principal Underwriting Agreement between Midland National Life Insurance Company and Sammons Financial Network (21)

	(2)	Registered Representative Contract (8)

(d)	(1)	Form of Flexible Premium Deferred Variable Annuity Contract (8)

	(2)	Form of Flexible Premium Deferred Variable Annuity Contract (20)

	(3)	Optional LiveWell Value Endorsement (16)

	(4)	Enhanced Death Benefit Endorsement (19)

(e)	Application for Flexible Premium Deferred Variable Annuity Contract (8)

(f)	(1)	Articles of Incorporation of Midland National Life Insurance Company (2)

	(2)	By-laws of Midland National Life Insurance Company (2)

(g)	Reinsurance Agreement for contracts issued under this Registration Statement. (4)

(h)	(1)	Participation Agreement between Midland National Life Insurance Company and Fidelity VIP I and VIP II. (5)

	(2)	Amendments to Participation Agreement for Fidelity Distributors Corporation/Variable Insurance Products Fund, and Variable Products Fund II. (1)

	(3)	Participation Agreement between Midland National Life Insurance Company and Fidelity VIP III. (6)

	(4)	Amendments to Participation Agreement for Fidelity Distributors Corporation/Variable Insurance Products Fund III. (3)

	(5)	Participation Agreement between Midland National Life Insurance Company and Janus Capital Management LLC. (4)

	(6)	Rule 22c-2 Agreement between Midland National Life Insurance Company Calvert Distributors, Inc. (7)

	(7)	SEC Rule 22c-2 Amendment to Participation Agreement between Midland National Life Insurance Company and Fidelity Distributors Corporation. (7)

	(8)	SEC Rule 22c-2 Supplement to Participation Agreement between Midland National Life Insurance Company and Janus Capital Management LLC. (7)

	(9)	Rule 22c-2 Shareholder Information Agreement between Midland National and MFS Fund Distributors Inc. (7)

	(10)	Participation agreement between Midland National Life Insurance Company and BlackRock. (9)

	(11)	Participation agreement between Midland National Life Insurance Company and DWS. (9)

	(12)	Participation agreement between Midland National Life Insurance Company and Eaton Vance. (9)
	(13)	Participation agreement between Midland National Life Insurance Company and Franklin Templeton. (9)

	(14)	Amendment to Participation agreement between Midland National Life Insurance Company and Franklin Templeton. (9)

	(15)	Participation agreement between Midland National Life Insurance Company and Ivy Funds. (9)

	(16)	Participation agreement between Midland National Life Insurance Company and Legg Mason. (9)

(17)	Participation agreement between Midland National Life Insurance Company and Pioneer Funds. (9)

(18)	Participation agreement between Midland National Life Insurance Company and Prudential. (9)

(19)	Participation agreement between Midland National Life Insurance Company and Royce Funds. (9)

(20)	Amendment to Participation agreement between Midland National Life Insurance Company and Janus Capital Management LLC. (9)

(21)	Participation Agreement between Midland National Life Insurance Company and Massachusetts Financial Variable Insurance Trusts. (9)

(22)	Participation Agreement between Midland National Life Insurance Company and Fred Alger Management, Inc. (9)

(23)	Participation Agreement between Midland National Life Insurance Company and Calvert Asset Management Company, Inc. (9)

(24)	Participation Agreement between Midland National Life Insurance Company and Pacific Investment Management Company LLC. (9)

(25)	Participation Agreement between Midland National Life Insurance Company and Rydex Distributors LLC. (9)

(26)	Participation Agreement between Midland National Life Insurance Company and AllianceBernstein. (10)

(27)	Amendment to Participation Agreement between Midland National Life Insurance Company and American Century. (10)

(28)	Participation Agreement Amended and Restated between Midland National Life Insurance Company and DWS. (10)

(29)	Participation Agreement between Midland National Life Insurance Company and Lazard. (10)

(30)	Participation Agreement between Midland National Life Insurance Company and Lord Abbett. (10)

(31)	Amendment to Participation Agreement between Midland National Life Insurance Company and Northern Lights Variable Trust. (10)

(32)	Amendment to Participation Agreement between Midland National Life Insurance Company and Van Eck. (10)

(33)	Amendment to the Participation Agreement between Midland National Life Insurance Company, American Century Investment Services, Inc. and American Century Investment Management, Inc. (11)

(34)	Summary Prospectus Agreement between Midland National Life Insurance Company and Fidelity Distributors Corporation. (11)

(35)	Amendment to the Participation Agreement between Midland National Life Insurance Company and Janus Aspen Series. (11)

(36)	Amendment to the Participation Agreement between Midland National Life Insurance Company, The Alger American Portfolios and Fred Alger & Company, Incorporated. (12)
(37)	Amendment to the Participation Agreement between Midland National Life Insurance Company, Sammons Financial Network, LLC, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. (12)

(38)
Amendment to the Participation Agreement between Midland National Life Insurance Company, DWS Variable Series I, DWS Variable Series II, DWS Investments VIT Funds, DWS Investment Distributors, Inc. and Deutsche Investment Management Americas Inc. (12)

(39)	Amendment to the Participation Agreement between Midland National Life Insurance Company, Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. (12)

(40)	Amendment to the Participation Agreement between Midland National Life Insurance Company, Sammons Financial Network, LLC, Lazard Asset Management Securities LLC and Lazard Retirement Series, LLC. (12)

(41)
Amendment to the Participation Agreement between Midland National Life Insurance Company, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor, LLC. (12)

	(42)	Amendment to the Participation Agreement between Midland National Life Insurance Company, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC. (12)

	(43)	Amendment to the Participation Agreement between Midland National Life Insurance Company, Northern Lights Variable Trust and Northern Lights Distributors, LLC. (12)

	(44)	Amendment to the Participation Agreement between Midland National Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Investments LLC. (12)

(45)
Amendment to the Participation Agreement between Midland National Life Insurance Company, Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc., and Pioneer Funds Distributors, Inc. (12)

	(46)	Amendment to the Participation Agreement between Midland National Life Insurance Company, Royce Capital Fund and Royce Fund Services, Inc. (12)

	(47)	Participation Agreement between Midland National Life Insurance Company, First Life Investors Series Funds and First Investors Corporation (13)

(48)
Participation Agreement between Midland National Life Insurance Company, Columbia Funds Variable Insurance Trust, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. (13)

(49)
Participation Agreement between Midland National Life Insurance Company, Columbia Funds Variable Insurance Trust I, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. (13)

(50)
Participation Agreement between Midland National Life Insurance Company, Columbia Funds Variable Series Trust II, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. (13)

	(51)	Participation Agreement between Midland National Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, LLC and Columbia Management Investment Distributors, Inc. (13)

	(52)	Participation Agreement between Midland National Life Insurance Company, ALPS Variable Investment Trust, ALPS Advisors, Inc and ALPS Portfolio Solutions Distributor, Inc. (14)

(53)
Participation Agreement between Midland National Life Insurance Company, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series. (14)

	(54)	Participation Agreement between Midland National Life Insurance Company, Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. (14)
(55)
Participation Agreement between Midland National Life Insurance Company, Sammons Financial Network, LLC., Transparent Value Trust, Guggenheim Partners Investment Management, LLC, and ALPS Distributors, Inc. (14)

	(56)	Amendment to the Participation Agreement between Midland National Life Insurance Company, BlackRock Variable Series Funds, Inc., and BlackRock Investments, LLC. (14)

	(57)	Amendment to the Participation Agreement between Midland National Life Insurance Company, First Life Investors Series Funds and First Investors Corporation. (14)

	(58)	Participation Agreement between Midland National Life Insurance Company and T. Rowe Price. (15)

(59)
Amendment to the Participation Agreement between Midland National Life Insurance Company, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor, LLC. (15)

	(60)	Participation Agreement between Midland National Life Insurance Company, Sammons Financial Network, John Hancock Variable Insurance Trust and John Hancock Distributors, LLC (17)

	(61)	Participation Agreement between Midland National Life Insurance Company, Federated Insurance Series and Federated Securities Corp. (18)

	(62)	Amendment to the Participation Agreement between Midland National Life Insurance Company, American Century Investment Management, Inc. and American Century Investment Services, Inc. (23)

(i)	Not Applicable

(j)	Not Applicable

(k)	(1) Opinion and Consent of Counsel (23)

(2) Power of Attorney (22)

(l)	Consent of Independent Registered Public Accounting Firm (24)

(m)	Not Applicable

(n)	Not Applicable

(o)	Not Applicable

(p)	Performance Data Calculations (4)

1.    Incorporated herein by reference to Pre-Effective Amendment No. 2 for Form S-6 on April 23, 1997 (File No. 333-14061)
2.    Incorporated herein by reference to Post-Effective Amendment No. 5 for Form N-4 on February 23, 1998 (File No. 33-64016)
3.    Incorporated herein by reference to Post-Effective Amendment No. 6 for Form S-6 on February 15, 2001 (File No. 333-14061)
4.    Incorporated herein by reference to Post-Effective Amendment No. 5 for Form N-4 on April 28, 2003 (File No. 333-71800)
5.    Incorporated herein by reference to Initial N-4 Filing on June 7, 1993 (File 33-64016)
6.    Incorporated herein by reference to Post-Effective Amendment No. 4 for Form N-4 on April 29, 1997 (File No. 33-64016)
7.    Incorporated herein by reference to Post-Effective Amendment No. 12 for Form N-4 on April 28, 2008 (File No. 333-108437)
8.    Incorporated herein by reference to Pre-Effective Amendment No. 1 for Form N-4 on December 15, 2011 (File No. 333-176870)
9.    Incorporated herein by reference to Post-Effective Amendment No. 1 for Form N-4 on April 25, 2012 (File No. 333-176870)
10.    Incorporated herein by reference to Post-Effective Amendment No. 2 for Form N-4 on September 20, 2012 (File No. 333-176870)
11.    Incorporated herein by reference to Post-Effective Amendment No. 8 for Form N-6 on April 26, 2013 (File No. 333-148824)
12.    Incorporated herein by reference to Post-Effective Amendment No. 3 for Form N-4 on April 26, 2013 (File No. 333-176870)
13.    Incorporated herein by reference to Post-Effective Amendment No. 4 for Form N-4 on July 12, 2013 (File No. 333-176870)
14.    Incorporated herein by reference to Post-Effective Amendment No. 7 for Form N-4 on July 25, 2014 (File No. 333-176870)
15.    Incorporated herein by reference to Post-Effective Amendment No. 9 for Form N-4 on July 16, 2015 (File No. 333-176870)
16.    Incorporated herein by reference to Post-Effective Amendment No. 11 for Form N-4 on April 25, 2017 (File No. 333-176870)
17.    Incorporated herein by reference to Post-Effective Amendment No. 12 for Form N-4 on April 27, 2018 (File No. 333-176870)
18.    Incorporated herein by reference to Post-Effective Amendment No. 13 for Form N-4 on April 29, 2019 (File No. 333-176870)
19.    Incorporated herein by reference to Post-Effective Amendment No. 14 for Form N-4 on March 6, 2020 (File No. 333-176870)
20.    Incorporated herein by reference to Post-Effective Amendment No. 16 for Form N-4 on November 2, 2020 (File No. 333-176870)
21.    Incorporated herein by reference to Post-Effective Amendment No. 20 for Form N-4 on April 29, 2022 (File No. 333-176870)
22.     Incorporated herein by reference to Post-Effective Amendment No. 2 for Form S-1 on April 17, 2023 (File No. 333-255059)
23.     Incorporated herein by reference to Post-Effective Amendment No. 22 for Form N-4 on April 19, 2024 (File No. 333-176870)
24. Filed herewith.

Item 28. Directors and Officers of the Depositor

Name and Principal Business Address[1]	Position and Offices with Depositor
Esfandyar E. Dinshaw	President, Chairman of the Board & Chief Executive Officer
Gerald R. Blair[3]	President – Sammons Life Insurance Group
Darron K. Ash	Director
Willard Bunn, III	Director
James Roderick Clark	Director
Thomas J. Corcoran	Director
Susan T. Deakins	Director
George A. Fisk	Director
William D. Heinz	Director
Michael M. Masterson	Director
William L. Lowe	President – Sammons Institutional Group and Director
Joseph E. Paul	President – Sammons Corporate Markets
Teri L. Ross	President – Shared Services
Robert R. TeKolste	President – Sammons Independent Annuity Group and Director

Brett L. Agnew	Senior Vice President, Deputy General Counsel – Securities & Investments and Assistant Secretary
David C. Attaway	Senior Vice President, Chief Financial Officer & Treasurer
Kelly L. Coomer[3]	Senior Vice President & Chief Information Officer
Anne M. Cooper	Senior Vice President and Chief Human Resources Officer
Brian D. Hansen	Senior Vice President & Chief Development Officer
Eric Y. Lin	Senior Vice President & Corporate Actuary
Donald T. Lyons	Senior Vice President
John D. Melvin	Senior Vice President & Chief Investment Officer
Michael L. Mock	Senior Vice President – Wealth Management Strategy
Amy E. Teas	Senior Vice President, General Counsel & Secretary
Stacy Bagby	Vice President – Sales & Compliance Administration
Marcy Baker	Vice President – Risk & Asset Liability Management
Kathleen Bartling[2]	Vice President – Marketing & Customer Experience Life
Neil Berns	Vice President & Chief Strategy Officer-Life
Jamie Beyer[2]	Vice President – Valuation
Bryce A. Biklen	Vice President and Chief Distribution Officer SIAG
Lori L. Bochner	Vice President – Marketing
Gregory J. Bonzagni	Vice President – National Sales
Kerry Cahill	Vice President – Business & Sales Development
Jackie Cockrum	Vice President – Administration
Timothy Crawford	Vice President & Associate General Counsel-Life & Annuity Operations
Casey C. Decker	Vice President - Strategic Partnerships & Digital Experience
Pam Doeppe	Vice President
Linda M. Durman	Vice President – Annuity Product Development & Inforce Management
Daniel Edsen	Vice President – Finance Reporting
Adora M. Ellis	Vice President – Investment Portfolio Management
Kirk P. Evans	Vice President – Product Development & Risk Management
Lynne M. Flater	Vice President & Chief Tax Officer
Trent Freier	Vice President - Corporate Markets
Christie Goodrich	Vice President – Life Product
Cyndi Hall	Vice President – Chief Compliance Officer
Jeffrey P. Heppner	Vice President – Information Technology
Jeannie Iannello[2]	Vice President – Life New Business & Underwriting
Robert Johnson, Jr.	Vice President – Chief Distribution & Sales Officer MNL
Mark Kalinowski[3]	Vice President – Investment & Hedging Strategies
Marty E. Kennedy	Vice President – Sales Independent Broker Dealer
Tracey E. Knudtson	Vice President – Talent & Organizational Development and HR Business Partner
Khen Leuk[3]	Vice President – Chief Underwriting Officer, SFG Bermuda Ltd.
Brent A. Mardis	Vice President - Chief Strategy Officer
Kevin Mechtley	Vice President – Business Development & Chief Innovation Officer
Paul J. Mocarski	Vice President & Chief Information Security Officer
Seth Nailor	Vice President – Agency Services
Nicholas Nelson	Vice President – Centralized Services
Adam W. Newland	Vice President – Audit
Thomas A. Nucaro	Vice President & Chief Tax Officer
Jackson Ode	Vice President – Sales MNL
Cheryl O’Heath[3]	Vice President – Information Technology
Susan B. Osweiler	Vice President – Chief Risk Officer
Varun Parekh[3]	Vice President - Information Technology

Matthew P. Pelham	Vice President – Information Technology
Melissa R. Phillips	Vice President – Sales Operations Life
Michael A. Pietig	Vice President – Annuity New Business and Suitability
Henry Pietrkowski[3]	Vice President – Associate General Counsel – Litigation
Amy E. Rider	Vice President – Strategic Risk and Mortality Management
Jeffery S. Stout	Vice President – Corporate Actuarial Modeling
Sarah Theis	Vice President & Chief Strategy Officer
Rachelle Tieszen[2]	Vice President – Total Rewards and HR Business Partner
Carmen Walter	Vice President – Product Development Corporate Markets
Heath C. Williams[2]	Vice President – Information Technology
Aaron D. Witt	Vice President – Chief Digital & Data Officer
Pat Glover	Associate Vice President – Financial Reporting
Jodi Schultz	Associate Vice President – Finance
Logan S. Veurink[2]	Associate Vice President – Capital Planning & Analysis
Jill Williams[3]	Associate Vice President – Operational Compliance & Chief AML Officer
1    Unless noted otherwise, the principal business address for each officer and director is 8300 Mills Civic Parkway, West Des Moines, IA 50266
2    One Sammons Plaza, Sioux Falls, SD 57193-9991
3    433 W. Van Buren Street, Chicago, IL 60607
Item 29. Persons Controlled By or Under Common Control With the Depositor or Registrant.
The Depositor, Midland National Life Insurance Company (Midland) is an indirect subsidiary of Sammons Enterprises, Inc. The Registrant is a segregated asset account of Midland. Shares of Sammons Enterprises, Inc. are held by GreatBanc Trust Company, as Trustee of the Sammons Enterprises, Inc. Employee Stock Ownership Trust (ESOT). Other direct or indirect subsidiaries of Sammons Enterprises, Inc. (SEI), as of December 31, 2023, are:

Name of Parent, Subsidiaries Or Affiliates	Domiciliary Location	If Control is Ownership Provide Percentage
49 North, LLC	DE	100.00
5 Burlington Woods JV, LLC	DE	44.00
5 Burlington Woods, LLC	DE	100.00
550 Capital, Inc.	DE	100.00
ABV Holdings, LLC	NC	100.00
AC Storage, LLC	DE	100.00
Access Plus (Scotland) Ltd.	ZZZ	100.00
ACEI Holdco, LLC	DE	100.00
Acri Holdings LLC	DE	0.00
Aerial Platform Hire Limited	IRL	100.00
AIS SIND, LLC	DE	100.00
AJ Highland Park Investors, LLC	DE	100.00
AJ Renaissance Place Investors, LLC	DE	100.00
AK St. Louis Holdings, LLC	DE	100.00
AK St. Louis Manager, LLC	DE	50.00
AK St. Louis Owner, LLC	DE	100.00
Albemarle Solar Center, LLC	NC	100.00
Albion 636 Division, LLC	DE	100.00
Albion at Beachwood LLC	DE	50.00
Albion at Evanston Investors I, LLC	DE	100.00
Albion at Evanston, LLC	DE	100.00
Albion at Highland Park, LLC	DE	100.00
Albion at Murfreesboro, LLC	DE	100.00
Albion at New Forum Member, LLC	DE	100.00
Albion at Oak Park Investors I, LLC	DE	100.00

Albion at Oak Park Member, LLC	DE	100.00
Albion at Oak Park, LLC	DE	100.00
Albion at Palatine, LLC	DE	100.00
Albion at Parklane GP, LLC	DE	100.00
Albion at Parklane Limited Partner, LLC	DE	100.00
Albion at Renaissance Place, LLC	DE	100.00
Albion Columbus 1, LLC	DE	100.00
Albion Columbus Investors 1, LLC	DE	20.00
Albion Construction LLC	DE	100.00
Albion DeVille Member LLC	DE	100.00
Albion HoldCo LLC	DE	100.00
Albion in the Gulch Investors, LLC	DE	100.00
Albion in the Gulch Member, LLC	DE	100.00
Albion in the Gulch, LLC	DE	100.00
Albion Jacobs Highland Park, LLC	DE	100.00
Albion Jacobs Renaissance Place, LLC	DE	100.00
Albion Lawrenceville, LLC	DE	100.00
Albion Murfreesboro Investors, LLC	DE	20.00
Albion Murfreesboro Member, LLC	DE	100.00
Albion Music Row II, LLC	DE	100.00
Albion Music Row, LLC	DE	100.00
Albion on Lake Cook Mezz, LLC	DE	100.00
Albion on Lake Cook, LLC	DE	100.00
Albion Residential LLC	DE	100.00
Albion St. Louis, LLC	DE	100.00
AMC Investor Holdings LLC	DE	0.00
AmeyBriggs Services Holding Limited	GBR	50.00
AmeyBriggs Services Limited	GBR	100.00
Artemis Aircraft Investments, LLC	DE	0.00
Asheville Resolution Corporation	DE	100.00
Aspen Solar, LLC	NC	100.00
Asset Consulting Group, LLC	DE	100.00
ATCAP-CCI Atlanta Industrial, LLC	DE	92.50
Atlas Atlanta Cobb International, LLC	DE	100.00
Atlas Atlanta Mountain Industrial, LLC	DE	100.00
Atlas Atlanta Oakcliff, LLC	DE	100.00
Atlas Atlanta Royal Atlanta, LLC	DE	100.00
Atlas Atlanta Tuckerstone, LLC	DE	100.00
Balloo Hire Centre Limited	IRL	100.00
Balloo Hire Limited	IRL	100.00
Balsam Solar, LLC	NC	100.00
Bannagroe Limited	IRL	100.00
BBEP Legacy Holdings, LLC	DE	100.00
BE Finance Limited	GBR	100.00
Beachwood Apartments LLC	DE	100.00
Beacon Capital Management, Inc.	OH	100.00
Bennington Stark Capital Company, LLC	DE	100.00
Beulah Belle Grazing Association, LLC	WY	100.00
BFC Capital Company, LLC	DE	100.00
Bingham CDO L.P.	CYM	0.00

Blulift Limited	IRL	100.00
BP Duarte 1699, LLC	DE	100.00
BRE NC Solar 1, LLC	NC	100.00
Brier Creek Capital Company #1, LLC	CYM	100.00
Briggs Equipment Ireland Limited	IRL	100.00
Briggs Equipment Mexico, Inc.	DE	100.00
Briggs Equipment UK Limited	GBR	100.00
Briggs Equipment, S.A. de C.V.	MEX	99.00
Briggs Equipment, S.A. de C.V.	MEX	1.00
Briggs Industrial Solutions, Inc.	DE	100.00
Briggs International, Inc.	DE	100.00
Briggs UK Holdings, Inc.	DE	100.00
Broadway Solar Center, LLC	NC	100.00
Bronco Media C-B LLC	DE	0.00
Bronco Media Holdings LLC	DE	0.00
Bronco Media Holdings LLC	DE	0.00
Bronco Media MM LLC	DE	100.00
Cainhoy Land & Timber, LLC	DE	65.50
Campa Funding LLC	DE	0.00
Canal Reinsurance Company	IA	100.00
Carmocela Investimentos Imobiliarios E Turisticos, Unipessoal, Lda.	PRT	100.00
CC West Allis 1772, LLC	DE	100.00
CCE Funding LLC	DE	100.00
CCI Alexandria SL LLC	DE	100.00
CCI Atlanta Industrial LLC	DE	100.00
CCI Bethesda SL LLC	DE	100.00
CCI GG Prime 1 LLC	DE	100.00
CCI Historic, Inc.	DE	100.00
CCI Horizon LLC	DE	100.00
CCI Industrial - JSC Lakeview I Investor LLC	DE	100.00
CCI Industrial - JSC Lakeview II Investor LLC	DE	100.00
CCI Industrial - JSC Landis Investor LLC	DE	100.00
CCI Industrial - KDC Oncor Investor LLC	DE	100.00
CCI Industrial - SM Cary Investor LLC	DE	100.00
CCI Industrial Holdings LLC	DE	100.00
CCI JSC Holdings LLC	DE	100.00
CCI MAC 5BW LLC	DE	100.00
CCI Manager LLC	DE	100.00
CCI MF Holdings LLC	DE	100.00
CCI MFH - KV Tribeca Investor LLC	DE	100.00
CCI Residential LLC	DE	100.00
CCI SSL Funding LLC	DE	100.00
CCI SSL Holding LLC	DE	100.00
CCI Tysons SL, LLC	DE	100.00
CCI Westfields Investor LLC (fka CCI Ohana LLC)	DE	100.00
CCI/HTC, Inc.	DE	100.00
Cedar Solar, LLC	NC	100.00
Cedar Springs (Cayman) Ltd.	CYM	100.00
Chelsea Creek Capital Company, LLC	DE	100.00
Clemina Hydro Power GP Ltd.	CAN	100.00

Clemina Hydro Power LP	CAN	99.00
Clemina Hydro Power LP	CAN	0.01
Collectible Antiquities Company, LLC	DE	100.00
Columbia Mountains Power GP Ltd.	CAN	100.00
Columbia Mountains Power LP	CAN	99.00
Columbia Mountains Power LP	CAN	0.01
Community Investments, Inc.	DE	100.00
Compatriot Capital, Inc.	DE	100.00
Concord Minutemen Capital Company, LLC	DE	100.00
Consolidated Investment Services, Inc.	DE	100.00
Constitution, LLC	DE	100.00
Controladora Briggs de Mexico, S. de R.L. de C.V.	MEX	99.00
Controladora Briggs de Mexico, S. de R.L. de C.V.	MEX	1.00
Copper River CLO Ltd.	CYM	0.00
Corio Funding, LLC	DE	100.00
Corio RR Finance Co., LLC	DE	100.00
Corio RR Finance Co.-2, LLC	DE	100.00
Corio RR Finance-3, LLC	DE	100.00
Corio RR Finance-4, LLC	DE	100.00
Corio RR Funding, LLC	DE	100.00
Cornwall Solar Center, LLC	NC	100.00
Covestre Capital Holdings LLC	DE	100.00
Covestre Capital LLC	DE	100.00
Covestre Capital PropCo-1 LLC	DE	100.00
Covestre Capital PropCo-10 LLC	DE	100.00
Covestre Capital PropCo-11 LLC	DE	100.00
Covestre Capital PropCo-12 LLC	DE	100.00
Covestre Capital PropCo-13 LLC	DE	100.00
Covestre Capital PropCo-14 LLC	DE	100.00
Covestre Capital PropCo-15 LLC	DE	100.00
Covestre Capital PropCo-16 LLC	DE	100.00
Covestre Capital PropCo-17 LLC	DE	100.00
Covestre Capital PropCo-18 LLC	DE	100.00
Covestre Capital PropCo-19 LLC	DE	100.00
Covestre Capital PropCo-2 LLC	DE	100.00
Covestre Capital PropCo-24 LLC	DE	100.00
Covestre Capital PropCo-25 LLC	DE	100.00
Covestre Capital PropCo-27 LLC	DE	100.00
Covestre Capital PropCo-28 LLC	DE	100.00
Covestre Capital PropCo-29 LLC	DE	100.00
Covestre Capital PropCo-3 LLC	DE	100.00
Covestre Capital PropCo-30 LLC	DE	100.00
Covestre Capital PropCo-35 LLC	DE	100.00
Covestre Capital PropCo-5 LLC	DE	100.00
Covestre Capital PropCo-8 LLC	DE	100.00
Covestre Capital PropCo-9 LLC	DE	100.00
Crestwood Solar Center, LLC	NC	100.00
CSCN LLC	DE	0.00
DC Solutions LLC	DE	100.00
Dement Farm, LLC	NC	100.00

DLPG II Executive, LLC	DE	0.00
DLPG, LLC	DE	100.00
Duplin Solar II, LLC	NC	100.00
Durham Solar, LLC	NC	100.00
E2M Holdings, LLC	DE	30.00
E2M Partners, LLC	DE	100.00
ELM 2 MM Funding LLC	DE	100.00
ELM 3 MM Funding LLC	DE	100.00
ELM MM LLC	DE	100.00
Elm Solar, LLC	NC	100.00
English Hydro Power GP Ltd.	CAN	100.00
English Hydro Power LP	CAN	0.01
English Hydro Power LP	CAN	99.00
Enterhealth, LLC	TX	21.30
ESA Newton Grove 1 NC, LLC	NC	100.00
ESA Selma NC 1, LLC	NC	100.00
ESA Smithfield 1 NC, LLC	NC	100.00
ETCO C-B LLC	DE	0.00
ETCO C-G LLC	DE	0.00
ETGP Aspen Venture, LP	DE	97.00
ETGP Birch Venture, LP	DE	97.00
ETGP Pine Venture, LP	DE	97.00
ETGP Samara Venture, LP	DE	97.00
ETGP Spruce Venture, LP	DE	97.00
ETGP-AMZ 1 Venture, LP	DE	97.00
ETGP-AMZ 2 Venture, LP	DE	97.00
ETMF C-B LLC	DE	0.00
ETMF C-G LLC	DE	0.00
ETUR C-B LLC	DE	0.00
ETUR C-G 2 LLC	DE	0.00
FD Orange Beach 859, LLC	DE	100.00
First Light Acquisition Group, Inc.	DE	16.02
Fitzcarraldo Funding LLC	DE	0.00
Forklift Operations de Mexico, S.A. de C.V.	MEX	99.00
Forklift Operations de Mexico, S.A. de C.V.	MEX	1.00
Forkway (Hire) Limited	GBR	100.00
Forkway Group Limited	GBR	100.00
Forkway Limited	GBR	100.00
Foundation X, LLC	DE	100.00
Franklin Park (Cyprus) Limited	CYP	100.00
Galway Pland and Tool Hire Limited	IRL	100.00
GC Deferred Compensation I, LLC	DE	100.00
GC Disbursement Agent, LLC	DE	100.00
GC Orpheus Investors, LLC	DE	21.70
GC Orpheus Investors, LLC	DE	0.00
GC Parent Holdings, LLC	DE	100.00
GC Pilar Golf Investment, LLC	DE	100.00
G-Covestre Capital Holdings LLC	DE	0.00
G-Craton 2 MM LLC	DE	100.00
G-Craton MM LLC	DE	100.00

GDP - Pilara Lotes, LLC	DE	100.00
GEFI Company, LLC	DE	99.50
GEFI Company, LLC	DE	0.00
Generation Financial Group LLC	DE	50.00
Generation Financial Group LLC	DE	50.00
Generation Mortgage Company, LLC	CA	100.00
Gerrity Group, LLC	DE	100.00
Gerrity Holdings LLC	DE	40.00
Gerrity Prime 1, LLC	DE	99.00
Gerrity Prime 1, LLC	DE	1.00
Gerrity Retail Fund 3 Management, LLC	DE	100.00
Gerrity Retail Fund 3, L.P.	DE	40.00
Gerrity Retail Fund 3, L.P.	DE	0.00
Gerrity Retail Fund 3, L.P.	DE	4.30
Gerrity Retail Investors 3, LLC	DE	94.70
Gerrity Retail Partners 3, LLC	DE	100.00
GFL Access Limited	GBR	100.00
GFL Holdings Limited	GBR	100.00
GFMH, LLC	DE	99.77
GFP Green Inc.	CYM	100.00
GFP Peru Dunas Holdings, Inc.	CYM	100.00
GFPIC, L.P.	CYM	34.50
GFPID, LLC	DE	40.00
GGIC Greenbacker Funding Ltd.	CYM	100.00
GGIC IIP Holdings Ltd.	CYM	100.00
GGIC IIP Holdings, L.P.	CYM	0.00
GGIC IIP Holdings, L.P.	CYM	85.68
GGIC KTI Holdings Ltd.	CYM	100.00
GGIC Manager, LLC	DE	100.00
GGIC, Ltd.	CYM	75.60
GGP Holdco, LLC	DE	100.00
GGP Sponsor Holdings, LLC	DE	100.00
GI Holdco II LLC	DE	100.00
GI Holdco LLC	DE	100.00
GIA Europe Holdings, Ltd.	CYM	100.00
GIES Holdco, LLC	DE	0.00
GIES Investment, LLC	DE	0.00
GIES Managing Member, LLC	DE	100.00
GIES, LLC	DE	89.80
GIES, LLC	DE	0.00
GIFLS Capital Company II, LLC	DE	100.00
GIFLS Capital Company II, LLC	DE	0.00
GIFLS Capital Company, LLC	DE	100.00
GIFLS Capital Company, LLC	DE	0.00
GIFM Holdings Trust	DE	100.00
GIFMS Capital Company, LLC	CYM	99.50
GIFMS Capital Company, LLC	CYM	0.00
GIFS Capital Company, LLC	CYM	99.50
GIHII Asset Holdings, LLC	DE	100.00
Gila Bend Power Partners, LLC	DE	100.00

GIM GP Ltd.	CYM	100.00
GLAC Holdings, LLC	DE	100.00
GLAC LV Holdings, LLC	DE	99.50
GLAC LV Holdings, LLC	DE	0.00
GLAM MilHsg Fee LLC	DE	0.00
GM Lansing 824, LLC	DE	100.00
GMI GPIM, LLC	DE	100.00
GMI GPIMH, LLC	DE	100.00
GN Fund I, LLC	FL	100.00
GNP-BA, LLC	FL	100.00
GNP-IC, LLC	DE	100.00
GNP-MR, LLC	ID	100.00
G-One Holdings LLC	DE	0.00
G-One Holdings LLC	DE	14.87
G-One MM LLC	DE	100.00
Gores Guggenheim Sponsor LLC	DE	50.00
GP Feeder Fund Management, LLC	DE	100.00
GP Holdco, LLC	DE	99.50
GP Holdco, LLC	DE	0.00
GP India Opportunities Feeder Fund, LP	CYM	0.00
GPA Services, LLC	DE	100.00
GPAM Holdings II, LLC	DE	100.00
GPAM Holdings, Inc.	DE	100.00
GPC LIX, LLC	DE	100.00
GPFT Holdco, LLC	DE	100.00
GPH Funding II, LLC	DE	100.00
GPIM Holdings VIII, Ltd.	CYM	100.00
GPIMH Sub Holdco, Inc.	DE	100.00
GPIMH Sub, LLC	DE	100.00
GPM: Fundrise, LLC	DE	100.00
G-Prairie MM LLC	DE	100.00
G-PUFF 2 LLC	DE	0.00
G-PUFF 2 MM LLC	DE	100.00
G-PUFF 3 LLC	DE	0.00
G-PUFF 3 MM LLC	DE	100.00
G-PUFF LLC	DE	0.00
G-PUFF MM LLC	DE	100.00
GRE MM LLC	DE	100.00
GRE-Aspen Funding, LLC	DE	0.00
Great Bridge Capital Company, LLC	DE	100.00
GRE-Birch Funding, LLC	DE	0.00
GRE-Iviron Funding, LLC	DE	0.00
GRE-Pine Funding, LLC	DE	0.00
GRE-Samara Funding, LLC	DE	0.00
GRE-Spruce Funding, LLC	DE	0.00
GRF Special, LLC	DE	0.00
GRF Special, LLC	DE	100.00
GRREP Holdings, LLC	DE	99.50
GRREP Holdings, LLC	DE	0.00
GS Gamma Advisors, LLC	DE	50.00

GS Gamma Investments, LLC	DE	0.00
GS Gamma Management, LLC	DE	50.00
GSA, LLC	DE	100.00
GSFI, LLC	DE	70.00
GSFI, LLC	DE	0.00
GSFI, LLC	DE	30.00
Guggenheim Advisors, LLC	DE	100.00
Guggenheim Alternative Asset Management, LLC	DE	100.00
Guggenheim Capital Management (Asia) Private Limited	IND	99.00
Guggenheim Capital, LLC	DE	30.00
Guggenheim Corporate Funding, LLC	DE	100.00
Guggenheim Credit Services, LLC	DE	100.00
Guggenheim Development Services, LLC	DE	100.00
Guggenheim Disbursement Agent, LLC	DE	100.00
Guggenheim Energy LLC	DE	100.00
Guggenheim Energy Opportunities Fund, LP	DE	0.00
Guggenheim Funds Distributors, LLC	DE	100.00
Guggenheim Funds Investment Advisors, LLC	DE	100.00
Guggenheim Funds Services, LLC	DE	100.00
Guggenheim GGP Holdings, LLC	DE	100.00
Guggenheim Global Investments Public Limited Company	IRL	100.00
Guggenheim Global Investments Public Limited Company	IRL	0.00
Guggenheim GN Fund I, Ltd.	FL	99.00
Guggenheim GN Fund I, Ltd.	FL	0.00
Guggenheim GNP, LLC	DE	99.50
Guggenheim GNP, LLC	DE	0.00
Guggenheim Golf Properties Investor, LLC	DE	99.50
Guggenheim Golf Properties Investor, LLC	DE	0.00
Guggenheim High-Yield Fund, LLC	DE	0.00
Guggenheim Holdco Sub II, LLC	DE	100.00
Guggenheim Insurance Holdco, LLC	DE	100.00
Guggenheim Investment Advisors (Europe) Limited	GBR	100.00
Guggenheim Investment Advisors, LLC	DE	100.00
Guggenheim Investments Private Debt Fund IV GP, LLC	DE	0.00
Guggenheim Investments Private Debt Fund IV-A, L.P.	DE	0.00
Guggenheim Investments Private Debt Fund IV-B, L.P.	DE	0.00
Guggenheim Investor Services, LLC	DE	100.00
Guggenheim Loan Fund, LLC	DE	0.00
Guggenheim Loan Services Company, Inc.	CA	100.00
Guggenheim Loan Services Company, LLC	DE	100.00
Guggenheim Management, LLC	DE	100.00
Guggenheim Manager, Inc.	DE	100.00
Guggenheim MZ Holdings, LLC	DE	100.00
Guggenheim NSA Napoli-Mirabella Trust 2019	DE	0.00
Guggenheim NSA Napoli-Mirabella Trust 2022	DE	0.00
Guggenheim Opportunities Investors I-B, LLC	DE	100.00
Guggenheim Opportunities Investors IV, LLC	DE	100.00
Guggenheim Opportunities Investors V, LLC	DE	100.00
Guggenheim Opportunities Investors VI, LLC	DE	100.00
Guggenheim Partners Advisors, LLC	DE	100.00

Guggenheim Partners Advisory Company	SD	100.00
Guggenheim Partners Europe Limited	IRL	100.00
Guggenheim Partners Fund Management (Europe) Limited	IRL	100.00
Guggenheim Partners India GP, LLC	DE	33.30
Guggenheim Partners India Holdings, LLC	DE	100.00
Guggenheim Partners India Management, LLC	DE	100.00
Guggenheim Partners Investment Management Holdings, LLC	DE	99.50
Guggenheim Partners Investment Management Holdings, LLC	DE	0.00
Guggenheim Partners Investment Management, LLC	DE	99.90
Guggenheim Partners Investment Management, LLC	DE	0.00
Guggenheim Partners Japan, Ltd.	JPN	100.00
Guggenheim Partners Middle East Limited	ARE	100.00
Guggenheim Partners Opportunistic Investment Grade Securities Fund 2015, LLC	DE	0.00
Guggenheim Partners Opportunistic Investment Grade Securities Fund, LLC	DE	0.00
Guggenheim Partners Opportunistic Investment Grade Securities Master Fund, Ltd.	CYM	100.00
Guggenheim Partners, LLC	DE	100.00
Guggenheim Payroll Agent, LLC	DE	100.00
Guggenheim PDF IV Splitter-1, L.P.	DE	0.00
Guggenheim PDF IV Splitter-2, L.P.	DE	0.00
Guggenheim Portfolio Company VII, LLC	DE	100.00
Guggenheim Portfolio Company X, LLC	DE	100.00
Guggenheim Premises I, LLC	DE	99.50
Guggenheim Premises I, LLC	DE	0.00
Guggenheim Private Debt Fund 2.0 Managing Member, LLC	DE	100.00
Guggenheim Private Debt Fund 2.0, LLC	DE	0.00
Guggenheim Private Debt Fund 2.0, Ltd.	CYM	0.00
Guggenheim Private Debt Fund 2.0-I, LLC	DE	0.00
Guggenheim Private Debt Fund Managing Member, LLC	DE	100.00
Guggenheim Private Debt Fund Note Issuer 2.0, LLC	DE	0.00
Guggenheim Private Debt Fund Note Issuer, LLC	DE	0.00
Guggenheim Private Debt Fund Trinity Investco, LLC	DE	100.00
Guggenheim Private Debt Fund, LLC	DE	0.00
Guggenheim Private Debt Fund, Ltd.	CYM	0.00
Guggenheim Private Debt Master Fund 2.0, LLC	DE	74.56
Guggenheim Private Debt Master Fund 2.0, LLC	DE	12.35
Guggenheim Private Debt Master Fund 2.0, LLC	DE	13.08
Guggenheim Private Debt Master Fund 2.0, LLC	DE	0.00
Guggenheim Private Debt Master Fund, LLC	DE	0.00
Guggenheim Private Debt MFLTB 2.0, LLC	DE	100.00
Guggenheim Real Estate (CA), Inc.	DE	100.00
Guggenheim Real Estate, LLC	DE	100.00
Guggenheim Receivable Financing, LLC	DE	100.00
Guggenheim Retail Real Estate Partners, LLC	DE	100.00
Guggenheim Securities Europe Limited	IRL	100.00
Guggenheim Securities Greece Holdings, LLC	DE	100.00
Guggenheim Securities International, Ltd.	GBR	100.00
Guggenheim Securities Ireland Holdings, LLC	DE	100.00
Guggenheim Securities Research Services, LLC	DE	100.00

Guggenheim Securities, LLC	DE	100.00
Guggenheim Securities, LLC	DE	0.00
Guggenheim Services, LLC	DE	99.50
Guggenheim Services, LLC	DE	0.00
Guggenheim SPAC Holdings, LLC	DE	99.50
Guggenheim SPAC Holdings, LLC	DE	0.00
Guggenheim Transparent Value, LLC	DE	99.50
Guggenheim Transparent Value, LLC	DE	0.00
Guggenheim Treasury Services (Europe) Limited	GBR	100.00
Guggenheim Treasury Services Corporation (N.Y.)	DE	100.00
Guggenheim Treasury Services International Limited	CYM	100.00
Guggenheim Treasury Services, LLC	DE	100.00
Guggenheim Trust Assets, LLC	DE	100.00
Gulf of Mexico Energy Infrastructure Platform LLC	DE	0.00
Gulf of Mexico Energy Infrastructure Platform MM LLC	DE	100.00
GW Ocean, LLC	DE	50.00
GW Phoenix 799, LLC	DE	100.00
GWM Holdco, LLC	DE	99.50
GWM Holdco, LLC	DE	0.00
Gwynedd Forklifts Limited	GBR	100.00
H2 Fuels, Inc.	DE	100.00
Harrell's Hill Solar Center, LLC	NC	100.00
Heelstone Energy II, LLC	DE	100.00
Heelstone Energy III, LLC	DE	100.00
Heelstone Energy IV, LLC	DE	100.00
Heelstone Energy V, LLC	DE	100.00
Heelstone Energy VI, LLC	DE	100.00
Heelstone Energy VIII, LLC	DE	100.00
Heelstone Energy, LLC	DE	100.00
Heelstone Land Holdings, LLC	DE	100.00
Heestone Energy VII, LLC	DE	100.00
Heyday Insurance Agency LLC	DE	100.00
Highland Solar Center, LLC	NC	100.00
Hiremech Holdings Limited	GBR	100.00
Hiremech Limited	GBR	100.00
Hitec Lift Trucks Limited	GBR	100.00
HyElement Power, Inc.	DE	100.00
Hyperscale Funding LLC	DE	0.00
Hyperscale MM Funding LLC	DE	100.00
Hypnos C-B LLC	DE	0.00
Hypnos C-G LLC	DE	0.00
Hypnos Funding LLC	DE	99.70
Hypnos Funding LLC	DE	0.00
Hypnos Holdco LLC	DE	11.14
Hypnos Holdco LLC	DE	0.00
Hypnos MM LLC	DE	100.00
Industrial US Holdings, Inc.	DE	100.00
Innovative Solar 23, LLC	NC	100.00
IPEX LLC	DE	100.00
IPEX Services, LLC	DE	100.00

Iron Hill CLO Designated Activity Company	IRL	0.00
J.B. Plant Hire (Dungannon) Limited	GBR	100.00
J.B. Plant Hire Limited	GBR	100.00
Jackson-Shaw Company LLC	DE	100.00
Jackson-Shaw Holdings LLC	DE	44.75
Java Acquisition Company 0013, LLC	DE	100.00
Java Acquisition Company 0031, LLC	DE	100.00
JL Ada 1486, LLC	DE	100.00
JL Amelia 1619, LLC	DE	100.00
JL Ardmore 1563, LLC	DE	100.00
JL Bee Cave 1559, LLC	DE	100.00
JL Beloit 1365, LLC	DE	100.00
JL Bolivar 1575, LLC	DE	100.00
JL Broken Bow 1694, LLC	DE	100.00
JL Brownsville 1524, LLC	DE	100.00
JL Canton 1593, LLC	DE	100.00
JL Centerton 1337, LLC	DE	100.00
JL Chattanooga 1491, LLC	DE	100.00
JL Columbus 1549, LLC	DE	100.00
JL Corpus Christi 1454, LLC	DE	100.00
JL Cortlandville 1462, LLC	DE	100.00
JL Daingerfield 1693, LLC	DE	100.00
JL Depew 1297, LLC	DE	100.00
JL Derby 1853, LLC	DE	100.00
JL D'Iberville 1506, LLC	DE	100.00
JL Dripping Springs 1369, LLC	DE	100.00
JL East Syracuse 1473, LLC	DE	100.00
JL El Paso 1537, LLC	DE	100.00
JL El Paso 1542, LLC	DE	100.00
JL El Paso 1546, LLC	DE	100.00
JL El Paso 1587, LLC	DE	100.00
JL El Paso 1785, LLC	DE	100.00
JL Evansville 1459, LLC	DE	100.00
JL Fayetteville 1336, LLC	DE	100.00
JL Flowood 1515, LLC	DE	100.00
JL Fort Oglethorpe 1492, LLC	DE	100.00
JL Fort Smith 1698, LLC	DE	100.00
JL Fort Smith 1743, LLC	DE	100.00
JL Fort Worth 834, LLC	DE	100.00
JL Fort Wright 1611, LLC	DE	100.00
JL Hampton 1595, LLC	DE	100.00
JL Horizon City 1759, LLC	DE	100.00
JL Hornell 1697, LLC	DE	100.00
JL Hughes Springs 1696, LLC	DE	100.00
JL Hugo 1704, LLC	DE	100.00
JL Idabel 1702, LLC	DE	100.00
JL Jonesboro 1553, LLC	DE	100.00
JL Kyle 1338, LLC	DE	100.00
JL Lafayette 1745, LLC	DE	100.00
JL Lexington 1436, LLC	DE	100.00

JL Linden 1695, LLC	DE	100.00
JL Little Rock 1489, LLC	DE	100.00
JL Louisville 1437, LLC	DE	100.00
JL Manvel 1255, LLC	DE	100.00
JL Marion 1499, LLC	DE	100.00
JL Mason 1523, LLC	DE	100.00
JL McAlester 1490, LLC	DE	100.00
JL McAllen 1625, LLC	DE	100.00
JL Miami Township 1603, LLC	DE	100.00
JL Milwaukee 1397, LLC	DE	100.00
JL Mobile 1536, LLC	DE	100.00
JL Mundelein 1366, LLC	DE	100.00
JL Muskogee 1780, LLC	DE	100.00
JL New Lenox 986, LLC	DE	100.00
JL Normal 1457, LLC	DE	100.00
JL Oak Creek 1269, LLC	DE	100.00
JL Oconomowoc 1513, LLC	DE	100.00
JL Olean 1705, LLC	DE	100.00
JL Oshkosh 1465, LLC	DE	100.00
JL Paris 1761, LLC	DE	100.00
JL Peoria 1539, LLC	DE	100.00
JL Peoria 1638, LLC	DE	100.00
JL Pharr 1482, LLC	DE	100.00
JL Pittsburg 1773, LLC	DE	100.00
JL Plover 1320, LLC	DE	100.00
JL Porter 1414, LLC	DE	100.00
JL Princeton 1332, LLC	DE	100.00
JL Radcliff 1569, LLC	DE	100.00
JL Richland 1509, LLC	DE	100.00
JL Rockford 1428, LLC	DE	100.00
JL Rolla 1534, LLC	DE	100.00
JL Saraland 1552, LLC	DE	100.00
JL Sheboygan 1628, LLC	DE	100.00
JL Siloam Springs 1448, LLC	DE	100.00
JL Springfield 1495, LLC	DE	100.00
JL Springfield 1963, LLC	DE	100.00
JL St. Robert 1582, LLC	DE	100.00
JL Sun Prairie 1514, LLC	DE	100.00
JL Syracuse 1550, LLC	DE	100.00
JL Tyler 1583, LLC	DE	100.00
JL Valdosta 1766, LLC	DE	100.00
JL Webster 1313, LLC	DE	100.00
JLB 2728 Cedar Springs, LP	TX	30.00
JLB 2728 Cedar Springs, LP	TX	70.00
JLB BUILDERS LLC	TX	100.00
JLB CCI Westfields LLC	DE	80.00
JLB CCI Westfields LLC	DE	11.62
JLB Chapman GP LLC	DE	100.00
JLB Chapman LP	DE	98.00
JLB Chapman LP	DE	100.00

JLB Chapman LP	DE	2.00
JLB McLean LLC	DE	39.00
JLB McLean LLC	DE	21.90
JLB McLean Partners LP	DE	65.70
JLB Partners LLC	DE	40.00
JLB REALTY LLC	TX	100.00
JLB RESIDENTIAL LLC	TX	100.00
JLB Stafford Land LP	TX	100.00
JLB West Paces Phase I GP LLC	TX	100.00
JLB West Paces Phase I L.P.	TX	80.00
JLB West Paces Phase I L.P.	TX	19.00
JLB West Paces Phase I L.P.	TX	1.00
JLx3, LLC	DE	61.12
JSC Manager LLC	DE	100.00
JSC-CCI Lakeview I JV LLC	DE	95.00
JSC-CCI Lakeview I JV LLC	DE	3.50
JSC-CCI Lakeview I LLC	DE	100.00
JSC-CCI Lakeview I Mezz LLC	DE	100.00
JSC-CCI Lakeview II JV LLC	DE	95.00
JSC-CCI Lakeview II JV LLC	DE	3.50
K2 Development, LLC	DE	100.00
KDC HoldCo LLC	DE	25.00
KDC OEDC Investments One LP	TX	75.00
KDC Real Estate JV I Controlling GP LLC	DE	25.00
KDC Real Estate JV I General Partner LP	DE	48.50
KDC Real Estate JV I General Partner LP	DE	0.00
KDC Real Estate JV I LP	DE	48.40
KDC Real Estate JV I LP	DE	0.20
KDC Real Estate JV I Operating LLC	DE	100.00
KDC Real Estate JV I REIT LLC	DE	100.00
KDC Real Estate JV I REIT LLC	DE	0.00
KDC Real Estate JV I REIT Manager LLC	DE	25.00
Kemps Landing Capital Company, LLC	DE	100.00
Kenansville Solar Farm, LLC	NC	100.00
Kennecott Funding Ltd.	CYM	0.00
Kips Bay Capital Company #4, LLC	CYM	100.00
KV Tribeca Apartments, LLC	DE	100.00
KV Tribeca Holdings, LLC	DE	75.00
Lafayette Solar I, LLC	NC	100.00
Lansing 824 Retail, LLC	DE	100.00
Laois Hire Services Limited	IRL	100.00
Laurinburg Solar, LLC	NC	100.00
LAV MP Holding, LLC	DE	100.00
Legacy Capital Company, LLC	DE	100.00
Legacy KDC Holdings, LLC	DE	35.60
Lexington Parker Capital Company, L.L.C.	DE	100.00
Liberty Hampshire Holdings, LLC	DE	99.50
Liberty Hampshire Holdings, LLC	DE	0.00
Links GKPL Holdco, LLC	DE	100.00
Links GPJL Holdco, LLC	DE	100.00

Links Holdings LLC	DE	99.50
Links Holdings LLC	DE	0.00
Links Holdings, Inc.	DE	100.00
Lionel Investors LLC	DE	44.00
Lionel Investors LLC	DE	0.00
Littlefield Solar Center, LLC	NC	100.00
Magma WCFF II Ltd.	CYM	0.00
Maxim (GB) Limited	GBR	100.00
MCCW Adairsville 1661, LLC	DE	100.00
MCCW Baton Rouge 1748, LLC	DE	100.00
MCCW Columbia 1774, LLC	DE	100.00
MCCW Dahlonega 1637, LLC	DE	100.00
MCCW Memphis 1758, LLC	DE	100.00
MCCW Olive Branch 1680, LLC	DE	100.00
MCCW Smyrna 1684, LLC	DE	100.00
MERLIN Series 2015-A LLC	DE	0.00
MERLIN Series 2015-B LLC	DE	0.00
MERLIN Series 2015-C LLC	DE	0.00
Meteora Venture Partners Acquisition Corp.	DE	17.31
Metric Finance Acquisition Corp. I	DE	100.00
Metric Finance Acquisition Corp. II	CYM	100.00
Metric Finance Acquisition Corp. III	CYM	100.00
Metric Finance Acquisition Corp. IV	DE	100.00
Metric Finance Holdings I, LLC	DE	100.00
Metric Finance Holdings II, LLC	DE	100.00
Metric Finance Holdings III, LLC	DE	100.00
Metric Finance Holdings IV, LLC	DE	100.00
Metric Finance TopCo, LLC	DE	99.50
Metric Finance TopCo, LLC	DE	0.00
Mexcolift Servicios de Personnel, S. de R.L. de C.V.	MEX	99.00
Mexcolift Servicios de Personnel, S. de R.L. de C.V.	MEX	1.00
Midland National Life Insurance Company	IA	100.00
Midway Wind, LLC	DE	100.00
MNL Reinsurance Company	IA	100.00
Molly Aida Funding LLC	DE	0.00
Montacargas Yale de Mexico, S.A. de C.V.	MEX	99.00
Montacargas Yale de Mexico, S.A. de C.V.	MEX	1.00
Morgan Farm, LLC	NC	100.00
Morrow Park City Apartments LLC	DE	34.30
Morrow Park City Apartments LLC	DE	65.70
Morrow Park Holding LLC	DE	50.00
My Financial Freedom LLC	DE	100.00
Nashville Farms, LLC	NC	100.00
National Brand Investors I, LLC	DE	0.00
NC Lincolnshire 624, LLC	DE	100.00
NC Little Rock 642, LLC	DE	100.00
NC Naperville 623, LLC	DE	100.00
Neckar Investments Limited	GBR	100.00
New Forum Apartments JV Investors, LLC	DE	10.00
New Forum Owner LLC	DE	100.00

New Roots M Trust	DE	100.00
New Roots N Trust	DE	100.00
Neworld.Energy Holdings, LLC	DE	25.00
Neworld.Energy Holdings, LLC	DE	3.00
Neworld.Energy LLC	NV	100.00
Nextgen Re Holdings, LLC	DE	100.00
Nishhen Denshi Limited	GBR	100.00
North American Company for Life and Health Insurance	IA	100.00
North Carolina Solar III, LLC	NC	100.00
Northern Forklift (Scotland) Limited	GBR	100.00
Northrock Financial Services, LLC	DE	100.00
Northrock Partners Holdco, LLC	DE	55.00
NorthRock Partners Intermediate, LLC	DE	55.00
NorthRock Partners Tax Services, LLC	DE	100.00
NorthRock Partners, LLC	DE	100.00
NRX Hockey, LLC	DE	100.00
NRX Holding, LLC	DE	100.00
NZC Guggenheim Fund Limited	CYM	0.00
NZC Guggenheim Fund LLC	DE	0.00
NZC Guggenheim Master Fund Limited	CYM	0.00
NZCG Funding LLC	DE	100.00
NZCG Funding Ltd.	CYM	100.00
Optimus Funding Company, LLC	DE	100.00
Orinoco Funding LLC	DE	0.00
Orpheus Funding LLC	DE	0.00
Orpheus Holdings Limited	CYM	0.00
Orpheus Holdings LLC	DE	0.00
Otter, Inc.	OK	100.00
Parkway Mortgage, Inc.	DE	100.00
Pathfinder Bison Bend, LLC	WY	100.00
Pathfinder Buzzard Bird Ranch, LLC	WY	100.00
Pathfinder Cardwell Access Ranch, LLC	WY	100.00
Pathfinder Cardwell Ranch, LLC	WY	100.00
Pathfinder Dumbell Ranch, LLC	WY	100.00
Pathfinder Land and Ranch Management, LLC	WY	100.00
Pathfinder Miracle Mile Ranch, LLC	WY	100.00
Pathfinder Pathfinder Ranch, LLC	WY	100.00
Pathfinder Perkins Ranch, LLC	WY	100.00
Pathfinder Ranches, LLC	WY	100.00
Pathfinder Renewable Wind Energy, LLC	WY	100.00
Pathfinder Sand Creek, LLC	WY	100.00
Pathfinder Stewart Creek Ranch, LLC	WY	100.00
Pathfinder Sun Ranch, LLC	WY	100.00
Pathfinder Two Iron Ranch, LLC	WY	100.00
Pent House Associates	DE	99.00
Pent House Associates	DE	1.00
Pilar Holdings, LLC	FL	0.00
Pilar Holdings, LLC	FL	0.00
Pilara Lotes II, LLC	DE	100.00
PLIC Holdings, LLC	DE	100.00

PLUS Funding IV, LLC	DE	0.00
PR Holdings Inc.	DE	100.00
Private Tax Services, LLC	DE	100.00
Promenade Funding LLC	DE	0.00
Promenade Funding LLC	DE	33.80
Promenade Funding LLC	DE	12.87
Promenade Funding LLC	DE	47.15
Promenade Holdco LLC	DE	0.00
Promenade MM LLC	DE	100.00
Property Disposition, Inc.	DE	100.00
PTF Trust #1	DE	100.00
PV Project Holdings I, LLC	NC	100.00
PV Project Holdings II, LLC	NC	100.00
PV Project Holdings III, LLC	NC	100.00
PV Project Holdings IV, LLC	NC	100.00
PV Project Holdings V, LLC	NC	100.00
PV Project Lessee V-2015, LLC	DE	0.00
Raeford Farm, LLC	NC	100.00
Red Hill Solar Center, LLC	NC	100.00
Red Toad 1425 A Powatan Road, LLC	NC	100.00
Relationship Funding (Cayman) Ltd.	CYM	100.00
Retail Investors III, LLC	DE	0.00
Ridgefield Funding Company, LLC	DE	100.00
Rio Bravo Wind Capital, LLC	DE	100.00
Rio Bravo Wind Holdings, LLC	DE	100.00
Rio Bravo Wind Renewables, LLC	DE	100.00
Rio Bravo Windpower, LLC	DE	100.00
Rockingham Solar, LLC	NC	100.00
Rosales Funding LLC	DE	17.00
Rosales Funding LLC	DE	76.50
Rosales Funding LLC	DE	19.80
Rosales Funding LLC	DE	0.00
Rosales Holdco LLC	DE	0.00
Rosemount Holdings Ltd	ZZZ	100.00
RSG Hockey, LLC	DE	100.00
Rydex Holdings, LLC	KS	100.00
SAGE Assets, Inc.	DE	100.00
Samarcand Solar Farm, LLC	NC	100.00
Sammons BW, Inc.	DE	100.00
Sammons CAES Holdings, LLC	DE	100.00
Sammons Capital, Inc.	DE	100.00
Sammons Corporation	DE	100.00
Sammons Distribution Holdings, Inc.	DE	100.00
Sammons Energy Storage Holdings LLC	WY	100.00
Sammons Enterprises, Inc.	DE	100.00
Sammons Enterprises, Inc. ESOT	TX
Sammons Equity Alliance, Inc.	DE	100.00
Sammons Financial Group Asset Management, LLC	DE	100.00
Sammons Financial Group Wealth Management Holdings, LLC	DE	100.00
Sammons Financial Group, Inc.	DE	100.00

Sammons Financial Network, LLC	DE	100.00
Sammons Industrial Capital, LLC	DE	100.00
Sammons Industrial, Inc.	DE	100.00
Sammons Infrastructure, Inc.	DE	100.00
Sammons Institutional Group, Inc.	DE	100.00
Sammons Power Development, Inc.	DE	100.00
Sammons Renewable Energy Canada Holdings Inc.	CAN	100.00
Sammons Renewable Energy Holdings, Inc.	DE	100.00
Sammons Securities, Inc.	DE	100.00
Sammons Warehouse Solutions, Inc.	DE	100.00
Sands Point Funding Ltd.	CYM	0.00
Sandy Point Capital Company, LLC	DE	100.00
Saratoga (Cayman), Ltd.	CYM	100.00
Saratoga Springs Capital Company, LLC	DE	100.00
SB Tech Holdings I LLC	DE	0.00
SB Tech Holdings I MM LLC	DE	100.00
SC-CJ Phoenix 1584, LLC	DE	100.00
SC-H Sellersburg 1373, LLC	DE	100.00
SE Sacramento 1224, LLC	DE	100.00
Security Investors, LLC	KS	100.00
Serpentine Hydro Power GP Ltd.	CAN	100.00
Serpentine Hydro Power LP	CAN	99.00
Serpentine Hydro Power LP	CAN	0.01
Seven Sticks CLO Ltd.	CYM	0.00
Seven Sticks, LLC	SC	100.00
SFG Bermuda, LTD	BM	100.00
SFG Cary Investors, LLC	DE	95.00
SFG Cary, LLC	DE	100.00
SFG Fortuna, LLC	DE	100.00
SFG Tenura, LLC	DE	100.00
Shelby Randolph Road Solar I, LLC	NC	100.00
Short Hills Capital Company #1, LLC	CYM	100.00
Short Line Rail Transportation LLC	DE	0.00
Short Line Rail Transportation MM LLC	DE	100.00
SID Solar I, LLC	NC	100.00
Silver Sustainable Solutions Corp.	DE	100.00
Silverstone Alexandria II Owner, LLC	DE	100.00
Silverstone Alexandria II, LP	DE	90.00
Silverstone Bethesda Owner, LLC	DE	100.00
Silverstone Bethesda, LP	DE	85.00
Silverstone Senior Living, LLC	DE	37.33
Silverstone Tysons Owner, LLC	DE	100.00
Silverstone Tysons, LP	DE	85.00
SitePro Rentals, Inc.	DE	100.00
Ski Partners II, LLC	DE	32.75
Ski Partners, LLC	DE	32.74
SLBCA Holding LLC	DE	100.00
Solberg Reinsurance Company	IA	100.00
Solent Forklift Trucks Limited	GBR	100.00
Soo Line Building City Apartments LLC	DE	100.00

SP Land Company, LLC	DE	80.00
SRE Blocker #1, Inc.	DE	100.00
SRE Blocker #2, Inc.	DE	100.00
SRE Blocker #3, Inc.	DE	100.00
SRE Blocker #4, Inc.	DE	100.00
SRE Blocker #5, Inc.	DE	100.00
SRE Blocker #6, Inc.	DE	100.00
SRE Blocker #7, Inc.	DE	100.00
SRE Blocker #8, Inc.	DE	100.00
SRE DevCo, Inc.	DE	100.00
SRE Focalpoint Holdings, Inc.	DE	100.00
SRE Focalpoint Member, LLC	DE	100.00
SRE Focalpoint, LLC	DE	99.50
SRE Hydro Canada Corp	CAN	100.00
SRE Hydro Canada General Services Ltd.	CAN	100.00
SRE Hydro Canada-1, LLC	DE	99.50
SRE Hydro DevCo, Inc.	DE	100.00
SRE Midway HoldCo LLC	DE	100.00
SRE Midway LLC	DE	99.50
SRE Midway Member LLC	DE	100.00
SRE NC Solar, LLC	DE	99.50
SRE OpCo, Inc.	DE	100.00
SRE Rio Bravo, LLC	DE	99.50
SRE Solar OpCo, Inc.	DE	100.00
SRE Utility Solar 1, LLC	DE	100.00
SRE Wind OpCo Inc.	DE	100.00
SRK Holdings, LLC	NC	100.00
SSL CCI Funding, LLC	DE	85.00
Stellar Funding, Ltd.	CYM	0.00
Stewart Creek Grazing Association, LLC	WY	50.00
Stewart Creek Grazing Association, LLC	WY	50.00
Stone Roots M Trust	DE	100.00
Stone Roots N Trust	DE	100.00
Stonebridge Investors III, LLC	DE	100.00
Sweetgum Solar, LLC	NC	100.00
Sweetwater River Conservancy Bald and Golden Eagle Bank, LLC	WY	100.00
Sweetwater River Conservancy Greater Sage-Grouse Habitat Bank, LLC	WY	100.00
Sweetwater River Conservancy Wetland Mitigation Bank, LLC	WY	100.00
Sweetwater River Conservancy, LLC	WY	100.00
Sync Storage Solutions, Inc.	DE	100.00
TEK Financial, LLC	DE	99.50
TEK Financial, LLC	DE	0.00
Teton Holdings I LLC	DE	0.00
Teton Holdings II MM LLC	DE	100.00
The Liberty Hampshire Capital Company, LLC	DE	100.00
The Liberty Hampshire Company, LLC	DE	100.00
Thomas Creek Capital Corporation	DE	100.00
Thomas Weisel India Opportunity Fund, L.P.	DE	0.00
TLEXP Ellisville 926, LLC	DE	100.00
TLEXP Overland Park 978, LLC	DE	100.00

TLEXP St. Peters 899, LLC	DE	100.00
Toledo-MNG, LLC	DE	90.57
Toledo-SLS, LLC	DE	90.57
Trail Boss Partners, LLC	DE	100.00
Trainingplus.Com Ltd.	ZZZ	100.00
Transparent Value Private Limited	IND	99.97
Transparent Value, L.L.C.	DE	100.00
Two Crosses Grazing Association, LLC	WY	25.00
Two Crosses Grazing Association, LLC	WY	25.00
Two Crosses Grazing Association, LLC	WY	25.00
Two Crosses Grazing Association, LLC	WY	25.00
Ulmus Funding LLC	DE	17.00
Ulmus Funding LLC	DE	76.50
Ulmus Funding LLC	DE	0.00
Ulmus Holdco LLC	DE	0.00
Van Slyke Solar Center, LLC	NC	100.00
VG ECU Holdings LLC	DE	100.00
VG Morrow Park Capital LLC	DE	84.80
VG Morrow Park Capital LLC	DE	15.20
VGH/Dallas LLC	DE	70.00
Village Green Communications LLC	DE	100.00
Village Green Holding LLC	DE	100.00
Village Green Management Company LLC	DE	100.00
Village Green Management Company of Illinois LLC	DE	100.00
Village Green Management Company of North Carolina LLC	DE	100.00
Village Green Management Company of Pennsylvania LLC	DE	100.00
Washington Morgan Capital Company, LLC	DE	100.00
West Coast QSR Acquisitions, LLC	DE	100.00
White Oak Guggenheim Feeder Fund, LLC	DE	29.17
White Oak Guggenheim Feeder Fund, LLC	DE	0.00
White Plains Capital Company, LLC	DE	100.00
Woodbine Legacy Holdings, LLC	DE	93.00
Woodbine Legacy Holdings, LLC	DE	7.00
Woodbine Legacy Investment Partners, LP	DE	45.70
Woodbine Legacy Pref Partners, LP	DE	42.10
Wooden Rifle Grazing Association, LLC	WY	20.00
Wooden Rifle Grazing Association, LLC	WY	20.00
Wooden Rifle Grazing Association, LLC	WY	20.00
Wooden Rifle Grazing Association, LLC	WY	20.00
Wooden Rifle Grazing Association, LLC	WY	20.00
York Road Solar I, LLC	NC	100.00
ZV Solar 3, LLC	NC	100.00
Item 30. Indemnification
Midland National Life Insurance Company indemnifies actions against all officers, directors, and employees to the full extent permitted by Iowa law. This includes any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative. Such indemnification includes expenses, judgments, fines, and amounts paid in settlement of such actions, suits, or proceedings.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31a. Relationship of Principal Underwriter to Other Investment Companies
In addition to Midland National Life Separate Account C, Sammons Financial Network, LLC, the principal underwriter/distributor of the Registrant, is also the principal underwriter/distributor for variable universal life policies issued through Midland National Life Separate Account A.
Item 31b. Principal Underwriters
The directors and principal officers of Sammons Financial Network, LLC are as follows:

Name and Principal Business Address	Positions and Offices with Sammons Financial Network, LLC
William L. Lowe 8300 Mills Civic Parkway West Des Moines, IA 50266	President
Christopher Kobes 8300 Mills Civic Parkway West Des Moines, IA 50266	Chief Compliance Officer—Broker Dealer
Arlen Dykhuis 8300 Mills Civic Parkway West Des Moines, IA 50266	Financial Operations Principal
Brett Agnew 8300 Mills Civic Parkway West Des Moines, IA 50266	Corporate Secretary
Item 31c. Compensation of Principal Underwriters
The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions*	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation**
Sammons Financial Network, LLC	$18,325,271	$0	$0	$3,724,566

*    Represents commissions paid on the LiveWell Variable Annuity, LiveWell Dynamic Annuity, and the Legacy Variable Annuity.
**    Represents an underwriting fee paid to Sammons Financial Network, LLC for LiveWell Variable Annuity contract, LiveWell Dynamic Annuity contract, and the Legacy Variable Annuity contract under Separate Account C.
Item 33. Management Services
No management related services are provided to the Registrant, except as discussed in Parts A and B.

Item 34. Fee Representation
Midland National Life Insurance Company represents that all fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risk assumed by Midland National Life Insurance Company.

Section 403(b) Representation
Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Contracts, and that paragraphs numbered (1) through (4) of that letter will be complied with.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Midland National Life Separate Account C, certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of West Des Moines, and State of Iowa, on this eighteenth day of June, 2024.

MIDLAND NATIONAL LIFE SEPARATE
ACCOUNT C (REGISTRANT)

By:	/S/ *
ESFANDYAR E. DINSHAW
Chairman of the Board

MIDLAND NATIONAL LIFE
INSURANCE COMPANY (DEPOSITOR)

By:	/S/ *
ESFANDYAR E. DINSHAW
Chairman of the Board
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title

/S/ * ESFANDYAR E. DINSHAW	President, Chairman of the Board of Directors & Chief Executive Officer (Principal Executive Officer)

/S/ * DAVID C. ATTAWAY	Senior Vice President, Chief Financial Officer & Treasurer (Principal Financial & Accounting Officer)

/S/ * DARRON K. ASH	Director

/S/ * WILLARD BUNN, III	Director

/S/ * JAMES RODERICK CLARK	Director

/S/ * THOMAS J. CORCORAN	Director

/S/ * SUSAN T. DEAKINS	Director

/S/ * GEORGE A. FISK	Director

/S/ * WILLIAM D. HEINZ	Director

/S/ * WILLIAM L. LOWE	Director

/S/ * MICHAEL M. MASTERSON	Director

/S/ * ROBERT R. TEKOLSTE	Director

*BY:	/s/ Brett Agnew	Date: June 18, 2024
Brett Agnew
Attorney-in-Fact
Pursuant to Power of Attorney

EXHIBIT INDEX

Item	Exhibit

27(l)	Consent of Independent Registered Public Accounting Firm